SCUDDER
                                                                     INVESTMENTS

Scudder High Yield Tax-Free Fund

Scudder Managed Municipal Bond Fund

Scudder Medium Term Tax-Free Fund

Classes A, B and C

Supplement to Prospectus Dated October 1, 2002

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The following replaces the average annual total returns shown for Class C under
The Fund's Performance History. Performance for Class C has been further adjusted to reflect a 1% up-front sales charge implemented effective February 3, 2003.


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Average Annual Total Returns (%) as of 12/31/2001
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Class C (Return before Taxes)            1 Year        5 Years       10 Years
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Scudder High Yield Tax-Free Fund         3.66           4.70          5.49
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Scudder Managed Municipal Bond Fund      2.33           4.43          5.27
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Scudder Medium Term Tax-Free Fund        2.74           3.66          4.65
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

The following replaces the fee and expense information shown for each fund under How Much Investors Pay:

Scudder High Yield Tax-Free Fund

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

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Fee Table                                     Class A      Class B      Class C
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Shareholder Fees, paid directly from your investment
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Maximum Sales Charge (Load) Imposed On
Purchases (% of offering price)               4.50%        None         1.00%
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Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)             None*        4.00%        1.00%
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Annual Operating Expenses, deducted from fund assets
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Management Fee                                0.62%        0.62%         0.62%
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Distribution/Services (12b-1) Fee             0.25         1.00         1.00
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Other Expenses**                              0.18         0.23         0.20
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Total Annual Operating Expenses** +           1.05         1.85         1.82
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*   The redemption of shares purchased at net asset value under the Large Order
    NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.175%, 0.225% and 0.200% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.90%, for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

    Through September 30, 2003, Other Expenses and Total Annual Operating Expenses for each class are estimated to be as shown in the table. After September 30, 2003, Other Expenses are estimated to be 0.15%, 0.16% and 0.15% (annualized) for Class A, Class B and Class C shares, respectively, and, Total Annual Operating Expenses are estimated to be 1.02%, 1.78% and 1.77% (annualized) for Class A, Class B and Class C shares, respectively.

+ The advisor will cap total annual operating expenses voluntarily at 0.80%, 1.60% and 1.58% for Class A, Class B and Class C shares, respectively. These caps may be terminated at any time at the option of the advisor.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Example                           1 Year      3 Years     5 Years     10 Years
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Expenses, assuming you sold your shares at the end of each period
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Class A shares                     $552         $769       $1,003      $1,675
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Class B shares                      588          882        1,201       1,767
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Class C shares                      383          667        1,075       2,216
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Expenses, assuming you kept your shares
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Class A shares                     $552         $769       $1,003      $1,675
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Class B shares                      188          582        1,001       1,767
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Class C shares                      283          667        1,075       2,216
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                                       3

Scudder Managed Municipal Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

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Fee Table                                     Class A      Class B      Class C
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Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)               4.50%        None         1.00%
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Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)             None*        4.00%        1.00%
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Annual Operating Expenses, deducted from fund assets
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Management Fee**                              0.41%        0.41%        0.41%
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Distribution/Services (12b-1) Fee             0.24         1.00         1.00
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Other Expenses***                             0.15         0.17         0.17
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Total Annual Operating Expenses***            0.80         1.58         1.58
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*   The redemption of shares purchased at net asset value under the Large Order
    NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Information in the table has been restated to reflect a new investment management agreement effective June 11, 2001.

*** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.100%, 0.125% and 0.150% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

    Through September 30, 2003, Other Expenses are estimated to be 0.12%, 0.15% and 0.17% (annualized) for Class A, Class B and Class C shares, respectively, and Total Annual Operating Expenses are estimated to be 0.77%, 1.56% and 1.58% (annualized) for Class A, Class B and Class C shares, respectively. After September 30, 2003, Other Expenses are estimated to be 0.15%, 0.17% and 0.15% (annualized) for Class A, Class B and Class C shares, respectively, and, Total Annual Operating Expenses are estimated to be 0.80%, 1.58% and 1.56% (annualized) for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Example                   1 Year        3 Years        5 Years       10 Years
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Expenses, assuming you sold your shares at the end of each period
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Class A shares              $528         $694           $874         $1,395
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Class B shares               561          799          1,060          1,476
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Class C shares               359          594            952          1,960
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Expenses, assuming you kept your shares
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Class A shares              $528         $694           $874         $1,395
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Class B shares               161          499            860          1,476
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Class C shares               259          594            952          1,960
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                                       5

Scudder Medium Term Tax-Free Fund

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

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Fee Table                                   Class A       Class B      Class C
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Shareholder Fees, paid directly from your investment
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Maximum Sales Charge (Load) Imposed on       2.75%         None            1.00%
Purchases (% of offering price)
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Maximum Contingent Deferred Sales Charge     None*        4.00%        1.00%
(Load) (% of redemption proceeds)
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Annual Operating Expenses, deducted from fund assets
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Management Fee**                             0.53%        0.53%        0.53%
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Distribution/Services (12b-1) Fee             0.23         0.99         1.00
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Other Expenses***                             0.18         0.23         0.20
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Total Annual Operating Expenses***            0.94         1.75         1.73
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*   The redemption of shares purchased at net asset value under the Large Order
    NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Information in the table has been restated to reflect a new investment management agreement effective June 11, 2001.

*** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.175%, 0.225% and 0.200% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

    Through September 30, 2003, Other Expenses and Total Annual Operating Expenses for each class are estimated to be as shown in the table. After September 30, 2003, Other Expenses are estimated to be 0.14%, 0.18% and 0.14% (annualized) for Class A, Class B and Class C shares, respectively, and Total Annual Operating Expenses are estimated to be 0.90%, 1.70% and 1.67% (annualized) for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Example              1 Year          3 Years         5 Years        10 Years
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Expenses, assuming you sold your shares at the end of each period
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Class A shares         $368            $566            $781          $1,398
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Class B shares          578             851           1,149           1,651
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Class C shares          374             639           1,029           2,121
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Expenses, assuming you kept your shares
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Class A shares         $368            $566            $781          $1,398
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Class B shares          178             551             949           1,651
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Class C shares          274             639           1,029           2,121
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                                       7

The following supplements the relevant disclosure in each fund's prospectus relating to Class C shares:

Effective February 3, 2003, Class C shares will be offered at net asset value plus an up-front sales charge of 1.00% of the offering price. Class C shares will continue to be subject to a contingent deferred sales charge and Rule 12b-1 distribution and/or service fee as more fully described in each fund's currently effective prospectus. The up-front sales charge does not apply to reinvested dividends or distributions.

      Front-end Sales Charge as a              Front-end Sales Charge as a
          % of offering price                   % of your net investment
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                 1.00%                                    1.01%
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You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o Additional purchases of Class C shares made in an existing account and in the same fund(s) by existing Class C shareowners as of January 31, 2003;

o Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;

o Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the Advisor and/or the Distributor;

o Purchases of Class C shares through certain retirement plans which have entered into an agreement with the Advisor and/or the Distributor; and

o Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the Advisor and/or the Distributor.

Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible for a sales charge waiver.










February 1, 2003